Blackstone / GSO Floating Rate Enhanced Income Fund

Portfolio of Investments

December 31, 2020

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.55%
Aerospace & Defense - 0.72%
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan, 3M US L + 3.50%, 04/06/2026	$948,034	$905,898
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan, 3M US L + 3.50%, 04/06/2026	509,487	486,843
TransDigm, Inc., First Lien Tranche E Refinancing Term Loan, 1M US L + 2.25%, 05/30/2025	818,759	804,390
		2,197,131

Air Transport - 0.82%
Atlantic Aviation FBO, Inc., First Lien B Term Loan, 1M US L + 3.75%, 12/06/2025(b)	692,391	692,391
Global Medical Response, Inc., First Lien 2020 Refinancing Term Loan, 3M US L + 3.25%, 1.00% Floor, 10/02/2025	1,834,061	1,826,037
		2,518,428

Automotive - 0.77%
Clarios Global LP, First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 04/30/2026	2,375,732	2,372,263

Brokers, Dealers & Investment Houses - 2.12%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	2,113,670	2,100,460
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 1.00% Floor, 04/09/2027	1,681,870	1,691,599
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	384,615	387,500
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 09/12/2025	2,356,432	2,341,705
		6,521,264

Building & Development - 3.33%
C.H.I. Overhead Doors, Inc., First Lien Third Amendment Initial Term Loan, 1M US L + 3.50%, 1.00% Floor, 07/31/2025	1,682,380	1,690,792
CP Atlas Buyer, Inc., First Lien Initial Tranche B-1 Term Loan, 3M US L + 4.50%, 0.75% Floor, 11/23/2027	855,809	858,697
CP Atlas Buyer, Inc., First Lien Initial Tranche B-2 Term Loan, 3M US L + 4.50%, 0.75% Floor, 11/23/2027	285,270	286,233
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 1.00% Floor, 10/25/2023	474,119	475,403
Hillman Group, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	1,609,972	1,606,575
LBM Acquisition LLC, First Lien Initial Delayed Draw Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/17/2027	192,953	193,194
LBM Acquisition LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/17/2027	868,289	869,374
MI Windows and Doors LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 0.75% Floor, 12/18/2027	734,446	737,200
SRS Distribution, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 05/23/2025	753,869	743,504
Tutor Perini Corp., First Lien B Term Loan, 3M US L + 4.75%, 1.00% Floor, 08/18/2027	744,476	748,663
White Cap Buyer LLC, First Lien Initial Closing Date Term Loan, 3M US L + 4.00%, 0.50% Floor, 10/19/2027	2,027,650	2,029,759
		10,239,394

Business Equipment & Services - 24.78%
Access CIG LLC, First Lien B Term Loan, 3M US L + 3.75%, 02/27/2025	1,742,881	1,728,720
Access CIG LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 02/27/2026	1,537,662	1,524,208
Adevinta ASA, First Lien Facility B2 Term Loan, 3M US L + 3.00%, 0.75% Floor, 10/22/2027	451,613	452,672
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 07/10/2026	1,386,000	1,382,182
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 04/15/2026	1,790,909	1,762,935
AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan, 3M US L + 4.00%, 1.00% Floor, 12/03/2026	3,218,384	3,232,465
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 1.00% Floor, 12/28/2024(b)	1,957,153	1,937,581
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/18/2025	2,668,556	2,659,216
Camelot U.S. Acquisition 1 Co., First Lien Amendment No. 2 Incremental Term Loan, 1M US L + 3.00%, 1.00% Floor, 10/30/2026	1,079,137	1,080,820
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/09/2026	2,778,534	2,719,921
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 0.75% Floor, 02/03/2025	1,939,437	1,923,679

	Principal
	Amount	Value
Business Equipment & Services (continued)
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 0.75% Floor, 02/02/2026(b)	$850,000	$824,500
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 3.75%, 02/06/2026	2,747,359	2,753,843
Epicor Software Corp., First Lien B (2020) Term Loan, 1M US L + 4.25%, 1.00% Floor, 07/30/2027	2,023,550	2,039,253
Epicor Software Corp., Second Lien Initial Term Loan, 1M US L + 7.75%, 1.00% Floor, 07/31/2028	1,677,966	1,756,101
eResearchTechnology, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 1.00% Floor, 02/04/2027	995,000	988,159
Garda World Security Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 10/30/2026	2,567,918	2,574,980
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	1,961,804	1,932,377
Globallogic Holdings, Inc., First Lien 2020 Incremental B-2 Term Loan, 1M US L + 3.75%, 0.75% Floor, 09/14/2027(b)	258,420	258,097
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 3M US L + 4.00%, 1.00% Floor, 05/23/2025	3,011,466	3,009,960
Informatica LLC, First Lien Dollar 2020 Term Loan, 1M US L + 3.25%, 02/25/2027	1,436,382	1,427,297
Informatica LLC, Second Lien Initial Term Loan, 3M US L + 7.13%, 02/25/2025	1,403,828	1,432,957
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 1.00% Floor, 02/21/2025	1,480,091	1,411,082
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.88%, 1.00% Floor, 12/09/2022(b)	2,433,551	2,424,426
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	2,487,342	2,498,224
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	1,665,634	1,641,040
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	1,566,667	1,520,646
National Intergovernmental Purchasing Alliance Company, First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	2,172,570	2,156,276
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	2,206,091	2,209,764
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	750,000	750,000
Project Boost Purchaser LLC, First Lien Tranche 1 Term Loan, 1M US L + 3.50%, 06/01/2026	1,007,601	999,732
ProQuest LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 10/23/2026	2,877,418	2,877,418
Revspring, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 10/11/2025(b)	1,764,000	1,728,720
Sedgwick Claims Management Services, Inc., First Lien 2020 Term Loan, 1M US L + 4.25%, 1.00% Floor, 09/03/2026	1,990,000	2,007,412
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,027,128	1,012,795
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.25%, 07/17/2025	1,349,558	1,334,099
STG-Fairway Holdings LLC, First Lien Facility Term Loan, 1M US L + 3.25%, 01/31/2027	3,834,547	3,783,030
ThoughtWorks, Inc., First Lien Replacement (2020) Term Loan, 3M US L + 3.75%, 1.00% Floor, 10/11/2024	3,206,670	3,198,653
Virtusa Corp., First Lien Term Loan, 3M US L + 4.25%, 0.75% Floor, 12/09/2027	754,717	751,887
Weld North Education LLC, First Lien B Term Loan, 1M US L + 4.25%, 0.75% Floor, 12/15/2027	4,418,042	4,416,208
		76,123,335

Cable & Satellite Television - 2.31%
NewCo I B.V., First Lien Facility AV1 Term Loan, 1M US L + 3.50%, 01/31/2029	833,333	837,188
Numericable U.S. LLC, First Lien USD TLB-[12] Term Loan, 1M US L + 3.69%, 01/31/2026	2,961,832	2,941,469
Radiate HoldCo LLC, First Lien B Term Loan, 1M US L + 3.50%, 0.75% Floor, 09/25/2026	2,456,731	2,464,016
UPC Financing Partnership, First Lien Facility AV Term Loan, 3M US L + 3.50%, 01/31/2029	833,333	837,187
		7,079,860

Chemical & Plastics - 2.26%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 3M US L + 5.25%, 1.00% Floor, 08/27/2026	990,000	994,950
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 1.00% Floor, 08/01/2025(b)	953,424	960,574
Gemini HDPE LLC, First Lien B Term Loan, 3M US L + 3.25%, 0.50% Floor, 12/10/2027	468,750	466,992
PQ Corp., First Lien Initial Term Loan, 3M US L + 3.00%, 1.00% Floor, 02/07/2027	506,876	509,780
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 3M US L + 3.25%, 1.00% Floor, 01/31/2025	1,263,297	1,197,921

	Principal
	Amount	Value
Chemical & Plastics (continued)
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 1.00% Floor, 10/28/2024	$1,849,053	$1,763,923
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 1.00% Floor, 10/27/2025	1,200,000	1,040,100
		6,934,240

Conglomerates - 2.79%
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/11/2025	3,548,434	3,457,505
Sabre GLBL, Inc., First Lien 2020 Other B Term Loan, 3M US L + 4.00%, 0.75% Floor, 12/17/2027	281,843	282,900
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	1,405,591	1,342,339
VT Topco, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/01/2025	3,531,929	3,492,195
		8,574,939

Containers & Glass Products - 2.74%
BWay Holding Company, First Lien Initial Term Loan, 3M US L + 3.25%, 04/03/2024	935,917	906,670
Charter NEX US, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 0.75% Floor, 12/01/2027	1,413,201	1,422,210
Flex Acquisition Company, Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.00%, 06/29/2025	2,526,219	2,500,957
Flex Acquisition Company, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 1.00% Floor, 12/29/2023	126,508	126,113
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 1.00% Floor, 11/20/2023(b)	564,455	564,102
Transcendia Holdings, Inc., First Lien 2017 Refinancing Term Loan, 3M US L + 3.50%, 1.00% Floor, 05/30/2024	1,258,095	1,044,219
Tricorbraun Holdings, Inc., First Lien Closing Date Term Loan, 1M US L + 3.75%, 1.00% Floor, 11/30/2023	1,856,113	1,849,153
		8,413,424

Diversified Insurance - 2.58%
Broadstreet Partners, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.25%, 01/27/2027	2,498,183	2,460,711
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	1,568,944	1,538,969
Ryan Specialty Group LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 0.75% Floor, 09/01/2027	1,594,178	1,594,178
USI, Inc., First Lien 2019 New Term Loan, 3M US L + 4.00%, 12/02/2026	2,324,560	2,325,048
		7,918,906

Drugs - 1.23%
Albany Molecular Research, Inc., First Lien 2020 Term Loan, 3M US L + 3.50%, 1.00% Floor, 08/30/2024	555,556	558,336
Cambrex Corp., First Lien Tranche B-1 Dollar Term Loan, 1M US L + 4.50%, 1.00% Floor, 12/04/2026	3,180,904	3,212,713
		3,771,049

Ecological Services & Equipment - 2.63%
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.25%, 07/10/2026	2,182,895	2,165,618
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 1.00% Floor, 05/09/2025	3,227,506	3,185,806
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	2,936,632	2,723,726
		8,075,150

Electronics/Electric - 23.73%
Allegro Microsystems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 0.50% Floor, 09/30/2027(b)	75,047	75,047
Applovin Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/15/2025	2,679,658	2,676,978
Boxer Parent Company, Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	2,250,286	2,245,527
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 04/18/2025	977,444	973,778
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	2,955,000	2,799,863
CPI International, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 1.00% Floor, 07/26/2024	2,382,468	2,353,688
DCert Buyer, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/16/2026	2,751,162	2,752,881

	Principal
	Amount	Value
Electronics/Electric (continued)
Delta Topco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/01/2027	$509,434	$510,178
DiscoverOrg LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/02/2026	717,852	719,647
ECI Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 11/09/2027	2,280,808	2,281,276
Energizer Holdings, Inc., First Lien 2020 Term Loan, 3M US L + 2.25%, 0.50% Floor, 12/22/2027	284,438	284,973
Energizer Holdings, Inc., First Lien Incremental Term Loan, 3M US L + 2.50%, 0.50% Floor, 12/16/2027	336,154	336,786
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 1.00% Floor, 12/02/2024	2,692,057	2,677,466
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/18/2027	886,661	895,679
Flexera Software LLC, First Lien Term Loan, 3M US L + 3.25%, 0.75% Floor, 01/26/2028	2,541,731	2,544,908
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 1.00% Floor, 12/27/2024	1,826,438	1,813,881
Help/Systems Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 1.00% Floor, 11/19/2026	2,439,310	2,435,248
Hyland Software, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 3.50%, 0.75% Floor, 07/01/2024	638,611	641,005
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 0.75% Floor, 07/07/2025	1,711,334	1,729,867
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 1.00% Floor, 01/12/2026	1,726,823	1,731,141
Imprivata, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 0.50% Floor, 12/01/2027	561,798	563,202
Internet Brands, Inc., First Lien 2020 June New Term Loan, 1M US L + 3.75%, 1.00% Floor, 09/13/2024	3,086,310	3,086,310
Internet Brands, Inc., First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.50%, 09/13/2024	1,113,059	1,101,166
Ivanti Software, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 1.00% Floor, 12/01/2027	2,000,000	1,998,750
LI Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 1.00% Floor, 12/20/2026(b)	792,000	787,050
MA FinanceCo. LLC, First Lien Tranche B-4 Term Loan, 3M US L + 4.25%, 1.00% Floor, 06/05/2025	1,749,560	1,769,242
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	2,387,514	2,390,953
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	897,175	817,762
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 1.00% Floor, 03/31/2023	252,340	233,793
Park Place Technologies LLC, First Lien Closing Date Term Loan, 1M US L + 5.00%, 1.00% Floor, 11/10/2027	3,000,000	2,889,990
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	1,077,011	1,058,837
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	1,486,455	1,482,738
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 1.00% Floor, 04/26/2024	2,538,627	2,521,695
Project Angel Parent LLC, First Lien Initial Term Loan, 6M US L + 3.75%, 1.00% Floor, 05/30/2025(b)	318,637	316,247
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 6M US L + 4.50%, 1.00% Floor, 07/07/2023	2,442,135	2,435,272
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 05/16/2025	992,405	978,511
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	500,000	477,000
Riverbed Technology, Inc. TL, First Lien Term Loan, 1M US L + 6.00%, 1.00% Floor, 12/30/2025	350,346	350,639
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	1,841,204	1,829,310
Rocket Software, Inc., Second Lien Initial Term Loan, 1M US L + 8.25%, 11/27/2026	2,000,000	1,899,640
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2026	1,634,861	1,634,861
Sophia LP, First Lien Closing Date Term Loan, 3M US L + 3.75%, 0.75% Floor, 10/07/2027	996,678	1,001,482
Veritas US, Inc., First Lien Initial Dollar B-2020 Term Loan, 3M US L + 5.50%, 1.00% Floor, 09/01/2025	2,992,500	2,988,385
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	2,186,530	2,185,711
Vero Parent, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 6.00%, 1.00% Floor, 08/16/2024	284,440	284,885
Web.com Group, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,717,352	2,684,512

	Principal
	Amount	Value
Electronics/Electric (continued)
Web.com Group, Inc., Second Lien Initial Term Loan, 1M US L + 7.75%, 10/09/2026	$657,186	$630,626
		72,878,386

Equipment Leasing - 0.36%
CSC SW Holdco, Inc., First Lien B-1 Term Loan, 3M US L + 3.25%, 1.00% Floor, 11/14/2022	1,109,970	1,105,985

Financial Intermediaries - 3.52%
ION Trading Technologies SARL, First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 1.00% Floor, 11/21/2024	3,653,972	3,652,675
Misys, Ltd., First Lien Dollar Term Loan, 1M US L + 3.50%, 1.00% Floor, 06/13/2024	815,730	801,116
Orion Advisor Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 1.00% Floor, 09/24/2027	935,156	940,183
PI UK Holdco II, Ltd., First Lien Facility B1 Term Loan, 1M US L + 3.50%, 1.00% Floor, 01/03/2025	2,946,970	2,944,597
Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 05/01/2025	2,507,615	2,483,579
		10,822,150

Food Products - 3.52%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	2,388,491	2,371,401
Arterra Wines Canada, Inc., First Lien Initial Tranche B-1 Term Loan, 3M US L + 3.50%, 0.75% Floor, 11/24/2027	391,304	393,873
Dole Food Company, Inc., First Lien Tranche B Term Loan, 1M US L + 2.75%, 1.00% Floor, 04/06/2024	2,169,768	2,170,973
Froneri International, Ltd., Second Lien Facility Term Loan, 1M US L + 5.75%, 01/31/2028	1,340,000	1,356,750
Snacking Investments Bidco Pty Limited, First Lien Initial US Term Loan, 1M US L + 4.00%, 1.00% Floor, 12/18/2026(b)	1,917,539	1,919,936
TKC Holdings, Inc., First Lien Initial Term Loan, 6M US L + 3.75%, 1.00% Floor, 02/01/2023	1,596,249	1,570,310
TKC Holdings, Inc., Second Lien Initial Term Loan, 6M US L + 8.00%, 1.00% Floor, 02/01/2024	1,149,770	1,029,044
		10,812,287

Food Service - 2.56%
CEC Entertainment, Inc., Exit Facility, First Lien Term Loan, 6M US L + 9.25%, 1.00% Floor, 12/30/2025(b)	297,100	366,423
CEC Entertainment, Inc., Second Lien Term Loan, 6M US L + 6.50%, 1.00% Floor, 12/30/2027(b)	201,863	197,825
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.25%, 1.00% Floor, 04/07/2025	953,965	866,620
IRB Holding Corp., First Lien 2020 Replacement B Term Loan, 3M US L + 2.75%, 1.00% Floor, 02/05/2025	1,610,508	1,599,983
IRB Holding Corp., First Lien Fourth Amendment Incremental Term Loan, 3M US L + 3.25%, 1.00% Floor, 12/15/2027	1,147,541	1,150,949
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/16/2026	1,720,833	1,695,021
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 0.75% Floor, 02/04/2028	2,000,000	1,980,840
		7,857,661

Food/Drug Retailers - 1.09%
CNT Holdings I Corp, Second Lien Initial Term Loan, 3M US L + 6.75%, 0.75% Floor, 11/06/2028(b)	822,222	838,667
EG Group, Ltd., First Lien Additional Facility Term Loan, 3M US L + 4.00%, 02/07/2025	2,516,400	2,494,079
		3,332,746

Health Insurance - 0.65%
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 1.00% Floor, 06/07/2023	2,011,342	2,005,851

Healthcare - 14.97%
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/21/2024	3,963,389	3,961,625
Auris Luxembourg III SARL, First Lien Facility B2 Term Loan, 1M US L + 3.75%, 02/27/2026	3,297,430	3,194,386

	Principal
	Amount	Value
Healthcare (continued)
Carestream Health, Inc., Second Lien 2023 Extended Term Loan, 3M US L + 4.50%, 8.00% PIK, 1.00% Floor, 08/08/2023(b)(c)	$1,633,878	$1,225,409
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,911,142	1,877,697
CryoLife, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 1.00% Floor, 12/02/2024	2,435,004	2,438,048
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,290,169	1,920,604
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	1,896,965	1,778,404
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan, 3M US L + 5.00%, 1.00% Floor, 05/14/2027	1,915,351	1,915,351
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	2,059,657	2,058,246
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 1.00% Floor, 10/19/2027(b)	1,711,111	1,730,361
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	1,010,594	1,010,599
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 1.00% Floor, 04/19/2023	2,588,039	2,523,338
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 1.00% Floor, 10/20/2022	176,755	176,036
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 3M US L + 4.00%, 1.00% Floor, 07/29/2022	1,242,783	1,229,194
Pathway Vet Alliance LLC, First Lien Initial Delayed Draw Term Loan, 1M US L + 4.00%, 03/31/2027	121,172	121,308
Pathway Vet Alliance LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/31/2027	1,483,475	1,485,144
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	1,770,588	1,761,735
Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 03/05/2026	787,523	784,408
Phoenix Guarantor, Inc., First Lien Tranche B-2 Term Loan, 1M US L + 3.75%, 0.50% Floor, 03/05/2026	1,300,000	1,301,079
Pluto Acquisition I, Inc., First Lien Incremental B Term Loan, 1M US L + 5.00%, 0.50% Floor, 06/22/2026(b)	266,667	267,667
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 1.00% Floor, 09/03/2024	2,350,081	2,315,488
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 1.00% Floor, 02/06/2024	2,193,066	1,963,978
Tecostar Holdings, Inc., First Lien 2017 Term Loan, 3M US L + 3.50%, 1.00% Floor, 05/01/2024	967,606	953,092
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 1.00% Floor, 06/23/2024	2,762,040	2,708,098
Unified Women's Healthcare LLC, First Lien Term Loan, 3M US L + 4.50%, 0.75% Floor, 12/18/2027(b)	792,857	790,875
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	673,237	674,246
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/02/2025	2,784,357	2,706,631
Zest Acquisition Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 03/14/2025	1,153,066	1,106,943
		45,979,990

Home Furnishings - 1.96%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 1.00% Floor, 12/13/2023	3,479,844	3,466,795
APX Group, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 12/31/2025	1,758,971	1,752,841
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 1M US L + 3.25%, 1.00% Floor, 09/23/2026	797,681	803,787
		6,023,423

Industrial Equipment - 2.18%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.25%, 1.25% Floor, 08/01/2024	716,787	710,655
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M US L + 4.50%, 06/28/2026(b)(d)	60,110	56,955
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	1,112,051	1,053,668
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	2,270,290	2,211,308
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 05/28/2026	768,970	731,579
Vertical Midco GmbH, First Lien Facility B Term Loan, 6M US L + 4.25%, 07/14/2027	1,915,200	1,932,293
		6,696,458

	Principal
	Amount	Value
Insurance - 1.78%
Baldwin Risk Partners LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 0.75% Floor, 10/14/2027	$1,496,250	$1,498,120
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.50%, 1.00% Floor, 12/20/2024	1,669,308	1,667,455
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 10/24/2025(b)	2,049,091	2,018,355
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026	295,858	268,246
		5,452,176

Leisure Goods/Activities/Movies - 1.90%
Alterra Mountain Company, First Lien Additional Term Loan, 1M US L + 4.50%, 1.00% Floor, 08/01/2026	465,234	469,305
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 3.00%, 04/22/2026	1,979,876	1,285,930
Amplify Finco Pty, Ltd., First Lien U.S. Dollar Term Loan, 1M US L + 4.25%, 0.75% Floor, 11/26/2026(b)	990,000	920,700
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	2,275,000	2,019,063
Travelport Finance SARL, First Lien Initial (Priority) Term Loan, 3M US L + 8.00, 6.50% PIK, 1.00% Floor, 02/28/2025	201,232	199,030
Travelport Finance SARL, First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	1,361,529	933,784
		5,827,812

Nonferrous Metals/Minerals - 0.63%
American Rock Salt Company LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 1.00% Floor, 03/21/2025	1,944,769	1,948,902

Property & Casualty Insurance - 1.75%
AssuredPartners, Inc., First Lien 2020 June Incremental Term Loan, 1M US L + 4.50%, 1.00% Floor, 02/12/2027	451,136	452,830
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	1,453,589	1,467,761
ExamWorks Group, Inc., First Lien B-1 Term Loan, 1M US L + 3.25%, 1.00% Floor, 07/27/2023	3,452,355	3,453,805
		5,374,396

Publishing - 1.25%
Recorded Books, Inc., First Lien 2020 New Term Loan, 1M US L + 4.25%, 0.50% Floor, 08/29/2025	1,111,111	1,115,739
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 08/29/2025	1,126,632	1,123,815
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 1.00% Floor, 09/25/2026	1,601,935	1,597,650
		3,837,204

Radio & Television - 3.02%
E.W. Scripps Company, First Lien B3 Term Loan, 3M US L + 3.00%, 0.75% Floor, 12/15/2027	412,500	413,595
iHeartCommunications, Inc., First Lien New Term Loan, 1M US L + 3.00%, 05/01/2026	2,874,343	2,833,628
Terrier Media Buyer, Inc., First Lien B Term Loan, 1M US L + 4.25%, 12/17/2026	2,542,419	2,550,771
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	3,759,611	3,485,460
		9,283,454

Retailers (except food & drug) - 0.24%
Harbor Freight Tools USA, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.25%, 0.75% Floor, 10/19/2027	740,162	741,509

Steel - 0.74%
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 1.00% Floor, 02/12/2025	1,215,066	1,217,095
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 1.00% Floor, 03/01/2025	1,077,915	1,068,149
		2,285,244

	Principal
	Amount	Value
Telecommunications - 3.43%
Aventiv Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 1.00% Floor, 11/01/2024	$1,809,521	$1,703,221
CCI Buyer, Inc., First Lien Term Loan, 3M US L + 4.00%, 0.75% Floor, 12/17/2027	1,161,790	1,162,754
Greeneden U.S. Holdings I LLC, First Lien Initial Dollar (2020) Term Loan, 1M US L + 4.00%, 0.75% Floor, 12/01/2027	1,555,153	1,560,744
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 1.00% Floor, 12/15/2023	1,802,701	1,791,434
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 1.00% Floor, 12/16/2024	1,000,000	992,500
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	484,962	436,027
Rackspace Technology Global, Inc., First Lien B Term Loan, 3M US L + 3.00%, 1.00% Floor, 11/03/2023	1,016,480	1,016,607
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 1.00% Floor, 05/06/2024	1,860,870	1,857,185
		10,520,472

Utilities - 2.19%
Brookfield WEC Holdings, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.00%, 0.75% Floor, 08/01/2025	3,262,674	3,259,183
Granite Acquisition, Inc., First Lien Initial B Term Loan, 1M US L + 3.75%, 1.00% Floor, 09/19/2022	1,402,643	1,409,214
Granite Acquisition, Inc., Second Lien B Term Loan, 1M US L + 7.25%, 1.00% Floor, 12/19/2022	2,051,137	2,048,583
		6,716,980

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $372,603,041)		370,242,469

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 7.27%
Structured Finance Obligations - 7.27%
AIG CLO 2019-2, Ltd., 3M US L + 7.25%, 10/25/2032(b)(e)	250,000	251,609
AMMC CLO 22, Ltd., 3M US L + 2.70%, 04/25/2031(b)(e)	250,000	240,284
Ares LIV CLO, Ltd., 3M US L + 7.34%, 10/15/2032(b)(e)	500,000	499,148
Barings CLO, Ltd. 2020-II, 3M US L + 7.90%, 10/15/2033(b)(e)	750,000	751,682
BlueMountain CLO 2016-2, Ltd., 3M US L + 4.00%, 08/20/2032(b)(e)	750,000	750,165
California Street CLO IX LP, 3M US L + 3.70%, 07/16/2032(b)(e)	1,500,000	1,491,597
CarVal CLO III, Ltd., 3M US L + 3.70%, 07/20/2032(b)(e)	1,000,000	1,000,236
CIFC Funding 2016-I, Ltd.:
3M US L + 4.00%, 10/21/2031(b)(e)	1,000,000	1,006,819
3M US L + 7.70%, 10/21/2031(b)(e)	500,000	501,221
Dryden 40 Senior Loan Fund, 3M US L + 5.75%, 08/15/2031(b)(e)	1,500,000	1,398,343
Dryden 65 CLO, Ltd., 3M US L + 5.75%, 07/18/2030(b)(e)	500,000	475,692
Dryden 80 CLO, Ltd., 3M US L + 4.10%, 01/17/2033(b)(e)	250,000	251,462
Fort Washington CLO 2019-1:
3M US L + 3.90%, 10/20/2032(b)(e)	500,000	501,444
3M US L + 7.25%, 10/20/2032(b)(e)	500,000	497,586
Galaxy XXIII CLO, Ltd., 3M US L + 3.48%, 04/24/2029(b)(e)	500,000	501,377
Galaxy XXV CLO, Ltd., 3M US L + 3.10%, 10/25/2031(b)(e)	500,000	490,907
HPS Loan Management 6-2015, Ltd., 3M US L + 5.10%, 02/05/2031(b)(e)	833,000	744,366
OHA Credit Partners XIII, Ltd., 3M US L + 7.15%, 01/21/2030(b)(e)	750,000	753,830
Parallel 2018-2, Ltd., 3M US L + 3.15%, 10/20/2031(b)(e)	2,000,000	1,882,357
Parallel 2019-1, Ltd.:
3M US L + 4.20%, 07/20/2032(b)(e)	1,000,000	1,005,250
3M US L + 6.72%, 07/20/2032(b)(e)	1,334,000	1,339,146
Parallel 2020-1, Ltd.:
3M US L + 4.10%, 07/20/2031(b)(e)	500,000	502,178
3M US L + 5.00%, 07/20/2031(b)(e)	500,000	502,842
Regatta XIII Funding, Ltd., 3M US L + 3.10%, 07/15/2031(b)(e)	1,000,000	991,244
Regatta XV Funding, Ltd., 3M US L + 3.30%, 10/25/2031(b)(e)	250,000	244,582
Romark CLO II, Ltd., 3M US L + 3.35%, 07/25/2031(b)(e)	500,000	483,950
Romark CLO III, Ltd., 3M US L + 3.90%, 07/15/2032(b)(e)	531,250	533,247
Romark CLO, Ltd., 3M US L + 3.00%, 10/23/2030(b)(e)	500,000	480,978

	Principal
	Amount	Value
Structured Finance Obligations (continued)
RR 2, Ltd., 3M US L + 3.00%, 10/15/2029(b)(e)	$1,000,000	$997,937
TIAA CLO IV, Ltd., 3M US L + 5.95%, 01/20/2032(b)(e)	800,000	759,021
TICP CLO X, Ltd., 3M US L + 2.80%, 04/20/2031(b)(e)	250,000	242,767
Voya CLO 2016-2, Ltd., 3M US L + 4.00%, 07/19/2028(b)(e)	250,000	249,929
		22,323,196

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $22,068,073)		22,323,196

CORPORATE BONDS - 18.35%
Brokers, Dealers & Investment Houses - 0.24%
AG Issuer LLC, 6.250%, 03/01/2028(e)	721,000	730,914

Building & Development - 1.82%
Cornerstone Building Brands, Inc., 6.125%, 01/15/2029(e)	882,000	938,779
Griffon Corp., 5.750%, 03/01/2028	2,715,000	2,875,701
Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029(e)	268,000	281,735
Tutor Perini Corp., 6.875%, 05/01/2025(e)	1,500,000	1,483,125
		5,579,340

Business Equipment & Services - 1.83%
Austin BidCo, Inc., 7.125%, 12/15/2028(e)	571,000	597,052
Diebold Nixdorf, Inc., 9.375%, 07/15/2025(e)	1,047,000	1,174,603
Iron Mountain, Inc., 5.250%, 07/15/2030(e)	1,227,000	1,326,694
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.250%, 06/15/2025(e)	2,381,000	2,516,419
		5,614,768

Cable & Satellite Television - 1.81%
Altice France Holding SA, 6.000%, 02/15/2028(e)	2,149,000	2,180,343
CSC Holdings LLC, 4.625%, 12/01/2030(e)	1,413,000	1,476,776
Virgin Media Finance PLC, 5.000%, 07/15/2030(e)	1,165,000	1,210,144
VMed O2 UK Financing I PLC, 4.250%, 01/31/2031(e)	666,000	682,077
		5,549,340

Containers & Glass Products - 0.76%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.250%, 08/15/2027(e)	1,481,000	1,556,249
Trident TPI Holdings, Inc., 6.625%, 11/01/2025(e)	750,000	763,984
		2,320,233

Diversified Insurance - 2.60%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 4.250%, 10/15/2027(e)	2,000,000	2,048,750
HUB International, Ltd., 7.000%, 05/01/2026(e)	2,850,000	2,983,365
NFP Corp., 6.875%, 08/15/2028(e)	2,775,000	2,966,281
		7,998,396

Electronics/Electric - 0.46%
Spectrum Brands, Inc., 5.500%, 07/15/2030(e)	477,000	514,862
Veritas US, Inc. / Veritas Bermuda, Ltd., 7.500%, 09/01/2025(e)	882,000	906,255
		1,421,117

Equipment Leasing - 0.12%
Picasso Finance Sub, Inc., 6.125%, 06/15/2025(e)	354,000	379,293

Food Products - 0.41%
Dole Food Co., Inc., 7.250%, 06/15/2025(e)	846,000	866,003
Post Holdings, Inc., 4.625%, 04/15/2030(e)	380,000	400,220
		1,266,223

	Principal
	Amount	Value
Food Service - 0.25%
IRB Holding Corp., 6.750%, 02/15/2026(e)	$750,000	$775,013

Healthcare - 1.24%
Envision Healthcare Corp., 8.750%, 10/15/2026(e)	1,584,000	999,599
RP Escrow Issuer LLC, 5.250%, 12/15/2025(e)	347,000	363,368
Team Health Holdings, Inc., 6.375%, 02/01/2025(e)	750,000	648,750
Tenet Healthcare Corp., 7.000%, 08/01/2025	1,750,000	1,812,169
		3,823,886

Home Furnishings - 0.46%
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028(e)	1,317,000	1,415,775

Industrial Equipment - 0.21%
Vertical Holdco GmbH, 7.625%, 07/15/2028(e)	340,000	371,237
Vertical US Newco, Inc., 5.250%, 07/15/2027(e)	259,000	275,026
		646,263

Property & Casualty Insurance - 0.75%
AssuredPartners, Inc.:
7.000%, 08/15/2025(e)	1,150,000	1,195,500
5.625%, 01/15/2029(e)	1,053,000	1,100,385
		2,295,885

Radio & Television - 2.40%
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028(e)	1,235,000	1,344,205
Sinclair Television Group, Inc.:
5.125%, 02/15/2027(e)	624,000	636,090
5.500%, 03/01/2030(e)	1,573,000	1,642,511
4.125%, 12/01/2030(e)	736,000	755,139
Univision Communications, Inc., 6.625%, 06/01/2027(e)	2,775,000	2,985,276
		7,363,221

Steel - 0.57%
GrafTech Finance, Inc., 4.625%, 12/15/2028(e)	1,713,000	1,738,764

Surface Transport - 0.54%
XPO Logistics, Inc., 6.250%, 05/01/2025(e)	1,539,000	1,659,065

Telecommunications - 0.85%
Zayo Group Holdings, Inc., 4.000%, 03/01/2027(e)	2,612,000	2,621,939

Utilities - 1.03%
Calpine Corp., 4.625%, 02/01/2029(e)	414,000	426,329
Pike Corp., 5.500%, 09/01/2028(e)	2,586,000	2,737,927
		3,164,256

TOTAL CORPORATE BONDS
(Cost $54,373,000)		56,363,691

	Shares
COMMON STOCK - 0.16%
Food Service - 0.16%
CEC Brands, LLC - Equity(b)(f)	53,298	490,875

TOTAL COMMON STOCK
(Cost $212,475)		490,875

	Shares	Value

WARRANTS - 0.00%
Healthcare - 0.00%
Carestream Health expires 12/31/2049 at $0.01(b)	33	$–

TOTAL WARRANTS
(Cost $0)		–

SHORT TERM INVESTMENTS - 3.14%
Fidelity Treasury Portfolio
(0.010% 7-Day Yield)	9,657,068	9,657,068

TOTAL SHORT TERM INVESTMENTS
(Cost $9,657,068)		9,657,068

Total Investments- 149.47%
(Cost $458,913,657)		459,077,299

Liabilities in Excess of Other Assets - (4.54)%		(13,942,921)

Leverage Facility - (44.93)%		(138,000,000)

Net Assets - 100.00%		$307,134,378

Amounts above are shown as a percentage of net assets as of December 31, 2020.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
1M US L - 1 Month LIBOR as of December 31, 2020 was 0.14%
3M US L - 3 Month LIBOR as of December 31, 2020 was 0.24%
6M US L - 6 Month LIBOR as of December 31, 2020 was 0.26%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	A portion of this position was not funded as of December 31, 2020. The Portfolio of Investments records only the funded portion of each position. As of December 31, 2020, the Fund has unfunded delayed draw loans in the amount of $464,237. Fair value of these unfunded delayed draws was $453,419.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $73,999,017, which represented approximately 24.09% of net assets as of December 31, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. Blackstone Liquid Credit Strategies LLC (formerly GSO / Blackstone Debt Funds Management LLC) (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Advisory Class D Common Shares (“Class D Shares”), Brokerage Class T Common Shares (“Class T Shares”), Brokerage Class T-I Common Shares (“Class T-I Shares”) and Brokerage Class U Common Shares (“Class U Shares”), and a maximum offering of $3,000,000,000 of common shares. Class I Shares commenced operations on January 18, 2018, Class T Shares commenced operations on May 7, 2018, Class D Shares commenced operations on October 1, 2018, Class T-I Shares commenced operations on April 22, 2019 and Class U Shares commenced operations on November 29, 2019. As of December 31, 2020, Class I Shares (BGFLX), Class T Shares (BGFTX), Class D Shares (BGFDX), Class T-I Shares (BGFPX) and Class U Shares (BGFVX) were outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s NAV is determined daily on each day that the New York Stock Exchange (“Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Non-U.S. Instruments are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. Over-the-counter options are priced on the basis of dealer quotes. Other types of derivatives for which quotes may not be available are valued at fair value. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees (the “Board”). Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	Unadjusted quoted prices in active markets for identical investments at the measurement date.
Level 2	—	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of December 31,2020:

Blackstone / GSO Floating Rate Enhanced Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Air Transport	$–	$1,826,037	$692,391	$2,518,428
Business Equipment & Services	–	68,200,011	7,923,324	76,123,335
Chemical & Plastics	–	5,973,666	960,574	6,934,240
Containers & Glass Products	–	7,849,322	564,102	8,413,424
Electronics/Electric	–	71,700,042	1,178,344	72,878,386
Food Products	–	8,892,351	1,919,936	10,812,287
Food Service	–	7,293,413	564,248	7,857,661
Food/Drug Retailers	–	2,494,079	838,667	3,332,746
Healthcare	–	41,965,678	4,014,312	45,979,990
Industrial Equipment	–	5,585,835	1,110,623	6,696,458
Insurance	–	3,433,821	2,018,355	5,452,176
Leisure Goods/Activities/Movies	–	4,907,112	920,700	5,827,812
Other	–	117,415,526	–	117,415,526
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	22,323,196	22,323,196
Corporate Bonds	–	56,363,691	–	56,363,691
Common Stock
Food Service	–	–	490,875	490,875
Warrants
Healthcare	–	–	–	–
Short Term Investments	9,657,068	–	–	9,657,068
Total	$9,657,068	$403,900,584	$45,519,647	$459,077,299

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone / GSO Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligations	Common Stock	Warrants	Total
Balance as of September 30, 2020	$29,217,127	$23,158,139	$-	$-	$52,375,266
Accrued discount/ premium	2,094	11,172	-	-	13,266
Realized Gain/(Loss)	(16,378)	(16,649)	-	-	(33,027)
Change in Unrealized Appreciation/(Depreciation)	415,631	1,100,929	278,400	-	1,794,960
Purchases	4,241,922	-	212,475	-	4,454,397
Sales Proceeds	(11,654,903)	(1,930,395)	-	-	(13,585,298)
Transfer into Level 3	11,606,700	-	-	-	11,606,700
Transfer out of Level 3	(11,106,617)	-	-	-	(11,106,617)
Balance as of December 31, 2020	$22,705,576	$22,323,196	$490,875	$-	$45,519,647
Net change in unrealized appreciation/(depreciation) on Level 3 investments held at December 31, 2020	$410,270	$1,061,805	$278,400	$-	$1,750,475

Information about Level 3 fair value measurements as of December 31, 2020:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$22,705,576	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$22,323,196	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$490,875	Transaction Value	Cost(a)	N/A
Warrants	$—	Performance Multiple Methodology	EBITDA Multiple(a)	4.50x

(a)	A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Cost	Increase	Decrease

Securities Transactions and Investment Income:

Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At December 31, 2020, 83.18% of the Fund’s Managed Assets were held in floating rate loan interests.

Senior loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At December 31, 2020, the Fund had invested $28,835,526 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by a committee of the Adviser. The factors considered by such committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

The Fund may acquire Loans through assignments or participations. The Fund typically acquires these Loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through participation.

The Fund invests in CLO securities. A CLO security is a financing company (generally called a special purpose vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLO securities are typically secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in secured Loans. When investing in CLO securities, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. In addition, the Fund intends to invest in CLO securities consisting primarily of individual secured Loans of Borrowers and not repackaged CLO securities from other high risk pools. The underlying secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier then legal maturity from a refinancing of the senior debt tranches of the secured loans.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), net of other permissible investments in this 20% basket, to the extent that such investments are permissible under the 1940 Act, including interpretations or modifications by the Securities and Exchange Commission (“SEC”). ETFs are pooled investment vehicles that are often designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives the proceeds of the offering of its common shares), or when the Adviser believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the investment company’s management fees (except with respect to investments in affiliated investment companies) and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of December 31, 2020, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Blackstone / GSO Floating Rate Enhanced Income Fund
Borrower	Par Value	Fair Value
Justrite Safety Group, First Lien Delayed Draw Term Loan	$ 76,964	$ 72,923
Covenant Surgical Partners, Inc., First Lien Delayed Draw Term Loan	387,273	380,496
Total	$ 464,237	$ 453,419

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policies.

NOTE 5. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, and as further amended on August 16, 2018 and as amended and restated on October 23, 2018, and as further amended and restated on December 28, 2018, and as amended on January 17, 2019, as further amended on June 27, 2019, as further amended on September 11, 2019, as further amended on January 16, 2020, and as further amended on April 9, 2020 to borrow up to an aggregate limit of $260,000,000 under two loan tranches, Tranche A and Tranche B. The Tranche A commitment allows for borrowings up to $225,000,000. The Tranche B commitment allows for borrowings for temporary purposes up to $35,000,000 and includes a swing line component with a commitment equal to $35,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for each Tranche A loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other Tranche A loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion and (b) 0.90% above LIBOR with respect to each Tranche B Loan and each swing line loan with, LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one month thereafter. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is (a) for Tranche A loans, 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts in all other events and (b) 0.15% for Tranche B loans. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At December 31, 2020, the Fund had borrowings outstanding under its Leverage Facility of $138,000,000, at an interest rate of 1.00% for Tranche A. Due to the short term nature of the Agreement, face value approximates fair value at December 31, 2020. For the days leverage was drawn during the period October 1, 2020 through December 31, 2020, the average borrowings under the Fund’s Leverage Facility and the average interest rate was $140,173,913 and 1.00%, respectively for Tranche A, and $5,800,000 and 1.10%, respectively for Tranche B.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.